Class S Shares | Mercer Opportunistic Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Class S Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class S Shares Mercer Opportunistic Fixed Income Fund Class S
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Shares Mercer Opportunistic Fixed Income Fund Class S
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.49%
Total Annual Fund Operating Expenses		1.54%
Management Fee Waiver/Expense Reimbursements		(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.40%
[1]	The “Other Expenses” shown are based on estimated amounts for the Fund’s current fiscal year, as the Fund has not commenced operations as of the date of this prospectus, and include a sub-transfer agent fee of 0.10% per annum for Class S shares. “Other Expenses” include custodial, legal, audit, transfer agent and Trustees’ fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class S Shares of the Fund and an internal administrative fee of 0.15% paid by the Class S Shares of the Fund to the Advisor.
[2]	Mercer Funds (the “Trust”), with respect to the Fund, and Mercer Investment Management, Inc. (the “Advisor”) have entered into a written contractual fee waiver and expense reimbursement agreement (the “expense reimbursement agreement”) pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund’s expenses (not including brokerage fees and expenses, interest, acquired fund fees and expenses, and extraordinary expenses) otherwise would exceed 1.40% for the Class S Shares of the Fund. Pursuant to the expense reimbursement agreement, the Advisor is entitled to recapture any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such recapture by the Advisor by the Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense reimbursement agreement will remain in effect through July 31, 2014, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

Example
The example below is intended to help you compare the costs of investing in the Class S Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class S Shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
Class S Shares Mercer Opportunistic Fixed Income Fund Class S	143	473

Expense Example, No Redemption (USD $)	1 year	3 years
Class S Shares Mercer Opportunistic Fixed Income Fund Class S	143	473

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective of total return, the Fund invests primarily in fixed income securities of U.S. and non-U.S. issuers, including those in emerging and frontier markets. The Fund invests in various strategic and tactical global bond market opportunities without limitations in geography (developed and emerging markets), issuer type (government/public sector and corporate/private sector), quality (investment grade, below investment grade or unrated), and currency denomination (U.S. Dollar and foreign currencies). Fixed income securities in which the Fund will invest include all varieties of fixed-rate and floating-rate securities (including but not limited to those issued by central and local governments, government agency and affiliated institutions, corporate bonds, mortgage- and other asset-backed securities, and convertible securities). The Fund may invest in bank loans and loan participations and senior and subordinated debt securities. The Fund may invest a significant portion of its assets in any combination of non-investment grade bonds (sometimes called “high yield” or “junk bonds”), bonds issued by issuers in emerging capital markets, and certain derivative instruments. A lesser portion of the Fund’s assets may be invested in securities in default or otherwise illiquid instruments. The Fund may invest in derivatives such as futures (including, among others, interest rate futures), swaps (currency, interest rate, credit default, and total return), forwards, options, and credit-linked notes. The Fund may engage in transactions in derivatives for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. For example, the Fund may utilize derivative instruments to attempt to reduce investment risk by purchasing interest rate or credit default swaps, or it may utilize derivative instruments in an attempt to increase total return by means of selling total return swaps.

The Fund is non-diversified under the Investment Company Act of 1940, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.
Principal Risk Factors
The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Call or Prepayment Risk. During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity. This could expose the Fund to a potential loss on any premium to face value paid and to a lower rate of return upon reinvestment of principal. Early repayment of principal of mortgage-related securities could have the same effect.

Convertible Securities Risk. Convertible securities (preferred stocks, debt instruments, and other securities convertible into common stocks) may offer higher income than the common stocks into which the convertible securities are convertible or exchangeable. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, the prices of convertible securities may reflect changes in the values of the underlying common stocks into which such debt securities are convertible or exchangeable. As a general rule, convertible securities entail less risk than an issuer’s common stock, although convertible securities usually have less potential for appreciation in value than common stock.

Counterparty Risk. The risk that the issuer or guarantor of a fixed income security, the counterparty to a derivatives contract, or a borrower of a Fund’s securities will be unwilling or unable to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Credit Risk. Issuers of debt securities may be unable to make the required payments of interest and/or principal at the time that such payments are due. In addition, adverse changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the value of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as futures, swaps (interest rate, credit default and total return), forwards, options and credit-linked notes. Derivatives are financial instruments, the value of which depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, or facilitating certain portfolio transactions. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives, such as swap agreements, are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments.

Fixed-Income Securities Risk. Fixed-income securities are generally subject to the principal types of risks described under “Credit Risk” above and “Interest Rate Risk” below.

Foreign Exchange Transaction Risk. The Fund may use foreign exchange contracts to alter the currency exposure characteristics of securities it holds. Consequently there is a possibility that the performance of the Fund may be strongly influenced by movements in foreign exchange rates because the currency positions held by the Fund may not correspond with the securities positions.

Foreign Investments Risk. Investing in foreign securities, including Depositary Receipts, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Many foreign governments may supervise and regulate their financial markets less stringently than the United States government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable.

Frontier Markets Investments Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

High Yield Securities Risk. Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds.” These securities generally have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make required payments of interest or principal. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.

Interest Rate Risk. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are securities representing interests in pools of mortgage loans. These securities generally provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and a Fund may be forced to reinvest in obligations with lower yields than the original obligations. Asset-backed securities are securities for which the payments of interest and/or principal are backed by loans, leases, and other receivables. Asset-backed securities are subject to many of the same types of risks as mortgage-backed securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

No Operating History. The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification Risk. The Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts and currency devaluations.

Sovereign Debt Securities Risk. Investments in foreign sovereign debt securities may subject the Fund to the following risks: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
Performance of the Fund
The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.